Label	Element	Value
First Investors Life Series Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	filsf_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 21, 2014

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2013

1.	In the Summary Section for the Total Return Fund, under the heading “Principal Investment Strategies” on page 38, the following disclosure is added at the end of the fourth paragraph:

The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

2.	In the Summary Section for the Total Return Fund, under the heading “Principal Risks” on page 39, the following disclosure is added before the heading “Security Selection Risk”:

Derivatives Risk. Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Life Series Total Return Fund